Borrowings (Details) - Schedule of future maturities of long-term borrowings	Mar. 31, 2023 USD ($)
Schedule of future maturities of long-term borrowings [Abstract]
2023	$ 2,783,445
2024	1,025,691
2025	868,645
2026	3,429,794
2027	1,609,329
Thereafter	3,392,940
Total long-term borrowings	$ 13,109,844